Restricted cash and other non-current assets (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Restricted cash
Lease deposits and guarantees	€ 42	€ 50
Other	1	2
Other non-current assets	18	16
Total	€ 61	€ 68